SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Interest paid	$ 92	$ 92
Taxes paid	14	589
Equipment acquired under finance leases and equipment loans	$ 106	$ 581